Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Amortized cost	$ 81,756	$ 57,367
Allowance for credit losses on debt securities at FVOCI	8	(3)
Gross unrealized gains on securities measured at FVOCI	698	532
Gross unrealized losses on securities measured at FVOCI	534	213
Securities measured at fair value through other comprehensive income [member] | Commercial mortgage-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost	2,185	2,051
Gross unrealized gains on securities measured at FVOCI	0	1
Gross unrealized losses on securities measured at FVOCI	48	6
Fair value	2,137	2,046
Held-to-collect securities category [member]
Disclosure of financial assets [line items]
Amortized cost	$ 57,823	$ 44,784